Long-lived Assets (Property And Equipment, net) by Geographic Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 98,488	$ 101,410	$ 51,370
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	94,996	96,920	36,369
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	315	348	242
Korea
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	23	1,645	1,936
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	3,117	2,447	12,798
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 37	$ 50	$ 25